UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [X]; Amendment Number: 1
This Amendment (check only one):
[X] is a restatement - Cover/Summary Pages omitted on first filing
[ ] adds new holdings entries

Name and Address of Institutional Investment Manager Filing this Report:
Wasatch Advisors, Inc.
150 Social Hall Avenue
Salt Lake City, UT 84111

13F  File Number: None

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
Name: Venice F. Edwards
Title: Compliance Officer
Phone Number: 801-533-0777

Signature, Place and Date of Signing:
Venice F. Edwards, Salt Lake City, UT, August 18, 1999

Report Type (check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: None

Form 13F Information Table Entry Total: 136

Form 13F Information Table Value Total: $839,581

List of Other Included Managers: N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN
------------------------------ ---------------- --------- -------- -------- --- ---- -------
AMER AIRCARRIERS SUPP COM      COM              023758105      138 16000.00 SH       SOLE
AMERICA SVC GROUP INC COM      COM              02364L109      381 25000.00 SH       SOLE
Active Voice Corp              COM              004938106     4163 287125.00SH       SOLE
Albany Molecular Research      COM              012423109     1062 35700.00 SH       SOLE
Align-Rite International       COM              016251100      194 14000.00 SH       SOLE
American Bank Note Holograph   COM              024377103      841 305800.00SH       SOLE
American Healthcorp Inc.       COM              02649V104      607 73000.00 SH       SOLE
American Xtal Technology Inc   COM              030514103      563 23645.00 SH       SOLE
Americredit Corp               COM              03060R101    22510 1406856.00SH      SOLE
Ameripath Inc                  COM              03071D109     6960 807000.00SH       SOLE
Amsurg Corporation - Class A   COM              03232P108    11071 1463983.00SH      SOLE
Amsurg Corporation - Class B   COM              03232P207     4917 644900.00SH       SOLE
Anesta Corporation             COM              034603100      623 30500.00 SH       SOLE
Ansys Inc.                     COM              03662Q105      199 20000.00 SH       SOLE
Aspen Technologies Incorporate COM              045327103     1271 108150.00SH       SOLE
Aware Inc./Mass                COM              05453N100      355  7700.00 SH       SOLE
Biosite Diagnostics Inc        COM              090945106     1666 164500.00SH       SOLE
Building Materials Holding Cor COM              120113105     1256 109191.00SH       SOLE
Carey International            COM              141750109      813 33000.00 SH       SOLE
Carriage Services              COM              143905107     2358 126200.00SH       SOLE
Charles River Associates Inc   COM              159852102     4586 183000.00SH       SOLE
Concentra Managed Care Inc.    COM              20589T103    12167 821425.00SH       SOLE
Concentrex Inc                 COM              12525N100      330 29300.00 SH       SOLE
Concord EFS Inc.               COM              206197102     1692 40000.00 SH       SOLE
Copart Inc                     COM              217204106     3762 177050.00SH       SOLE
Corvel Corportion              COM              221006109     9581 445650.00SH       SOLE
Covenant Transport Inc - Cl A  COM              22284P105     3169 201210.00SH       SOLE
Crossman Communities Inc       COM              22764E109      407 14000.00 SH       SOLE
Daisytek International Corpora COM              234053106     7233 443394.00SH       SOLE
Data Processing Resources      COM              237823109     2215 93775.00 SH       SOLE
ENCORE WIRE CORP COM           COM              292562105       98 10800.00 SH       SOLE
Expeditors Int'l Wash Inc      COM              302130109    15000 550467.00SH       SOLE
Express Scripts Inc Class A    COM              302182100    21054 349807.00SH       SOLE
F.Y.I. Incorporated            COM              302712104    14631 466335.00SH       SOLE
First Cash Financial Services  COM              31942D107    10493 1090135.00SH      SOLE
First Commonwealth Inc.        COM              319983102     2029 82800.00 SH       SOLE
First Health Group Corp        COM              320960107    16645 771940.00SH       SOLE
General Nutrition Companies    COM              37047F103    34122 1463671.00SH      SOLE
Gentner Communications Corp.   COM              37245J105      179 35000.00 SH       SOLE
Global Imaging Systems         COM              37934A100      858 47000.00 SH       SOLE
Guitar Center Inc.             COM              402040109      761 72925.00 SH       SOLE
HI/FN Inc.                     COM              428358105      312  4100.00 SH       SOLE
Healthcare Recoveries          COM              42220K101     1341 282275.00SH       SOLE
Hibbett Sporting Goods Inc     COM              428565105     8787 399425.00SH       SOLE
ICU Medical Inc.               COM              44930G107    33468 1892207.00SH      SOLE
Incyte Pharmaceuticals         COM              45337C102      611 23100.00 SH       SOLE
InterCept Group, Inc.          COM              45845L107     1441 92950.00 SH       SOLE
Intl Integration Inc           COM              459698106     2719 120850.00SH       SOLE
Invitrogen                     COM              46185R100     2491 100915.00SH       SOLE
Kendle International Inc       COM              48880L107      226 14100.00 SH       SOLE
Knight Transportation Inc      COM              499064103    13620 637190.00SH       SOLE
Koala Corporation              COM              499866101      377 14100.00 SH       SOLE
Kofax Image Products           COM              500200100      253 26000.00 SH       SOLE
Landmark Systems Corporation   COM              51506S100      368 35500.00 SH       SOLE
Laser Vision Centers Inc       COM              51807H100     1726 27400.00 SH       SOLE
MMC Networks Inc.              COM              55308N102    13804 308480.00SH       SOLE
Marinemax Inc                  COM              567908108     3984 337250.00SH       SOLE
Maxwell Shoe Company - Cl A    COM              577766108      190 21000.00 SH       SOLE
Medquist Inc                   COM              584949101     3846 87900.00 SH       SOLE
Men's Wearhouse Inc            COM              587118100    15928 624620.42SH       SOLE
Metzler Group Inc.             COM              592903108    11415 413215.00SH       SOLE
Micrel Incorporated            COM              594793101    31976 432107.00SH       SOLE
Microchip Technology Inc.      COM              595017104    25240 532771.00SH       SOLE
Minntech Corp                  COM              604258103     1245 84400.00 SH       SOLE
Monro Muffler Brake Inc.       COM              610236101      144 18000.00 SH       SOLE
Motor Cargo Industries         COM              619907108      211 24800.00 SH       SOLE
Myraid Genetics Inc.           COM              62855J104     1586 176275.00SH       SOLE
National Dentex Corporation    COM              63563H109    20787 1205071.00SH      SOLE
National Health Investors Inc  COM              63633D104    12213 535370.00SH       SOLE
Natural Alternatives Internati COM              638842302      195 56800.00 SH       SOLE
Nautica Enterprises            COM              639089101     2322 137616.00SH       SOLE
North Face Inc.                COM              659317101      271 27400.00 SH       SOLE
Nova Corp                      COM              669784100     1969 78775.00 SH       SOLE
Nu Skin Enterprises Inc - Cl A COM              67018T105     1073 53800.00 SH       SOLE
O Charley's Inc.               COM              670823103     4385 274068.00SH       SOLE
O'Reilly Automotive Inc.       COM              686091109    29907 593694.00SH       SOLE
On Assignment Incorporated     COM              682159108     5751 220150.00SH       SOLE
Orthodontic Centers of America COM              68750P103     7148 506064.00SH       SOLE
PCD, Inc.                      COM              69318P106     7538 685250.00SH       SOLE
PJ America Inc                 COM              72585Q104     1081 51025.00 SH       SOLE
Pediatrix Medical Group        COM              705324101    37424 1761111.00SH      SOLE
Pegasus Systems                COM              705906105     4190 111925.00SH       SOLE
Perclose, Inc.                 COM              71361C107      961 20000.00 SH       SOLE
Peregrine Systems              COM              71366Q101      257 10000.00 SH       SOLE
Pericom Semiconductor Corporat COM              713831105     4822 428600.00SH       SOLE
Physicians Resource Group      COM              71941S101      647 574700.00SH       SOLE
Pier 1 Imports                 COM              720279108      180 16000.00 SH       SOLE
Pinnacle Systems Inc.          COM              723481107     3732 111000.00SH       SOLE
Polycom Inc                    COM              73172K104     6695 171655.00SH       SOLE
Power Integrations Inc         COM              739276103     2106 28795.00 SH       SOLE
Power-One Inc                  COM              739308104     2795 113500.00SH       SOLE
Powertel Inc.                  COM              73936C109     8622 288595.00SH       SOLE
ProBusiness Services, Inc.     COM              742674104      359 10000.00 SH       SOLE
QRS Corp                       COM              74726X105    16358 209715.00SH       SOLE
Quintiles Transnational Corp.  COM              748767100     2418 57567.80 SH       SOLE
RF Industries Ltd              COM              749552105      138 73700.00 SH       SOLE
RTW Incorporated               COM              74974R107     2227 379025.00SH       SOLE
Racing Champions Corporation   COM              750069106       82 11500.00 SH       SOLE
Rainbow Rentals Inc            COM              750857104     3604 313400.00SH       SOLE
RemedyTemp Inc.                COM              759549108     3717 275328.00SH       SOLE
Rent-A-Center Inc.             COM              76009N100    25159 1048304.00SH      SOLE
Rent-Way Incorporated          COM              76009U104     8724 354271.00SH       SOLE
Rescare Inc                    COM              760943100     1488 65425.00 SH       SOLE
SCP Pool Corporation           COM              784028102    20438 789871.00SH       SOLE
SDL Incorporated               COM              784076101     9188 179930.00SH       SOLE
Sanmina Corporation            COM              800907107    14622 192710.01SH       SOLE
Semtech Corporation            COM              816850101     1590 30500.00 SH       SOLE
Serologicals Corporation       COM              817523103      775 95385.00 SH       SOLE
Showcase Corp                  COM              82539P102      216 25000.00 SH       SOLE
Signature Eyewear Inc          COM              826918104      899 218000.00SH       SOLE
Smithway Motor Express         COM              832653109     1398 139800.00SH       SOLE
Softworks                      COM              83404P102      165 15000.00 SH       SOLE
Startek                        COM              85569C107     2166 87500.00 SH       SOLE
Sterigenics International      COM              85915R105     2242 85000.00 SH       SOLE
Sterling Commerce              COM              859205106     8385 228175.00SH       SOLE
Sunstone Hotel Investors Inc.  COM              867933103     3401 400154.00SH       SOLE
Supertex Inc.                  COM              868532102     9100 791325.00SH       SOLE
Synopsys Inc                   COM              871607107    42557 771129.00SH       SOLE
Techne Corporation             COM              878377100    56375 2221688.00SH      SOLE
Transport Corp of America      COM              89385P102      875 68000.00 SH       SOLE
Travis Boats & Motors Inc.     COM              894363100     8947 617003.00SH       SOLE
U.S. Physical Therapy          COM              90337L108      123 14500.00 SH       SOLE
US Cellular Corp               COM              911684108    12965 242331.00SH       SOLE
USA Truck Incorporated         COM              902925106     1289 140725.00SH       SOLE
USANA Inc.                     COM              90328M107     6471 784410.00SH       SOLE
Vari-L Company Inc             COM              922150107      486 56800.00 SH       SOLE
Vitesse Semiconductors Corp.   COM              928497106     2171 32200.00 SH       SOLE
Whitehall Jewelers Inc.        COM              965063100    43235 1620050.00SH      SOLE
Wilmar Industries              COM              971426101     8457 650525.00SH       SOLE
World Acceptance Corporation   COM              981419104    11082 2202711.00SH      SOLE
Young Innovations Inc          COM              987520103     5654 386600.00SH       SOLE
Zebra Technologies Corp - Cl A COM              989207105    11669 303585.00SH       SOLE
nFront Inc                     COM              65334N109      550 36200.00 SH       SOLE
ASM Lithography Holding NV     NY SHS           N07059111     1419 23900.00 SH       SOLE
Aramex International Ltd.      ORD              G04450105      582 67500.00 SH       SOLE
Cinar Corporation              LTD VTG SHS      171905300     2555 104280.00SH       SOLE
Galileo Technology Ltd.        ORD              M47298100      394  8700.00 SH       SOLE
Home Centers (DIY) Ltd.        ORD              M53070104      493 53440.00 SH       SOLE
JDS Fitel Inc.                 COM              465934107     1676 19900.00 SH       SOLE
Research In Motion LTD         COM              760975102     4323 213500.00SH       SOLE
Shire Pharmaceuticals Group    SPONSORED ADR    82481R106      606 23300.00 SH       SOLE
TLC The Laser Center           COM              872934104     1608 33500.00 SH       SOLE